Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Income (Loss) Before Tax	The income (loss) before tax were as follows:
	For the Fiscal Years Ended March 31,
	2024	2023	2022

Japan	$5,104,640	$(7,503,560)	$5,749,422
Hong Kong	3,011,218	(59,307)	359,534
PRC	(86,706)	239,733	49,868
Malaysia	(12,515)	(11,288)	-
United States	(19,559)	-	-
Canada	(61,368)	-	-
Income (loss) before tax	7,935,710	(7,334,422)	6,158,824

Schedule of Income Tax Provision (Benefit)	The components of the income tax provision (benefit) were as follows:
	For the Fiscal Years Ended March 31,
	2024	2023	2022
Current tax provision (benefit)
Japan	$2,229,231	$(4,277,929)	$2,301,944
Hong Kong	-	-	-
PRC	5,820	142,558	-
Malaysia	-	-	-
United States	-	-	-
Canada	-	-	-
	2,235,051	(4,135,371)	2,301,944
Deferred tax provision (benefit)
Japan	$(1,778,320)	$4,849,771	$(122,276)
Hong Kong	-	-	55,008
PRC	-	-	-
Malaysia	43	-	-
United States	-	-	-
Canada	-	-	-
	(1,778,277)	4,849,771	(67,268)
Income tax provisions	$456,774	$714,400	$2,234,676

Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates	The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the fiscal years ended March 31, 2024, 2023, and 2022:
	For the Fiscal Years Ended March 31,
	2024	2023	2022

Japanese statutory income tax rate	30.6%	30.6%	34.0%
Non-deductible expenses	2.0%	(1.2)%	1.7%
Non-taxable income	(1.8)%	-	(2.2)%
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	2.6%	(1.6)%	0.1%
Change in valuation allowance	(5.4)%	(5.9)%	0.5%
Effects of consumption tax examination (1)	(22.2)%	(30.8)%	-
Others	-	(0.8)%	(1.2)%
Subtotal	5.8%	(9.7)%	32.9%
Undistributed retained earnings tax (2)	-	-	3.4%
Effective tax rate	5.8%	(9.7)%	36.3%
(1)	This pertains to the tax effect resulted from the additional consumption tax of approximately $0.6 million charged as well as inhabitant tax refund of approximately $2.0 million based on final assessment due to the consumption tax examination (See note (c) - tax payable).
(2)	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income taxes, the Company is also subjected to a special tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s share capital exceeds ¥100 million. URE tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends paid, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.

Schedule of Deferred Tax Liabilities	The Company’s deferred tax liabilities, net comprised of the following:
	March 31, 2024	March 31, 2023
Deferred tax assets:
Allowance for credit losses	$619,675	$1,434,120
Accrued member rewards	15,511	39,019
Accrued employee bonus	18,146	46,564
Accrued asset retirement obligation	185,941	123,626
Accrued employee retirement pension	72,378	59,358
Investment loss from equity method investment	-	40,300
Net operating loss carry-forwards	38,562	3,187,904
Total deferred tax assets	950,213	4,930,891
Valuation allowance	(79,062)	(597,777)
Total deferred tax assets	871,151	4,333,114
Deferred tax liabilities:
Change in fair value of warrant liabilities	(38,588)	(7,552)
Accrued interest income on consumption tax receivable	-	(19,894)
Compensation receivable for consumption tax	(3,047,924)	(8,756,745)
Total deferred tax liabilities	(3,086,512)	(8,784,191)
Deferred tax liabilities, net	$(2,215,361)	$(4,451,077)

Schedule of Valuation Allowance	The Company’s movement of the valuation allowance were as follows:
	March 31, 2024	March 31, 2023
Beginning balance	$597,777	$386,436
Additions (reduction)	(430,385)	214,389
Disposal of a subsidiary	(82,732)	-
Foreign currency translation adjustments	(5,598)	(3,048)
Ending balance	$79,062	$597,777

Schedule of Taxes Payable	Taxes payable consisted of the following:
	March 31, 2024	March 31, 2023
Income tax payable	$3,829,368	$663,503
Additional consumption tax payable due to tax examination (1)	5,475,313	16,597,264
Consumption tax payable and others	52,801	959,036
Total taxes payable	$9,357,482	$18,219,803
(1)	Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounting to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). During the fiscal year ended March 31, 2024, the Company recorded additional consumption tax payable approximately $0.6 million (approximately ¥90.9 million) based on the final assessment by the Tokyo Regional Taxation Bureau. The Company made payments of the consumption tax payable by a monthly instalment of approximately $0.2 million (¥30.0 million), and the amount was also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. The consumption tax payable was $5,475,313 as of March 31, 2024.